Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38635
Entity Tax Identification Number	82-5318796
Entity Address, Address Line One	16100 N. 71st Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	573-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class:	Common Stock, $0.001 Par Value
Trading Symbol:	REZI
Name of each exchange on which registered:	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001740332